Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Compensation Expense of Key Management Personnel [text block table]

Compensation expense of key management personnel

in € m.	2020	2019	2018
Short-term employee benefits	30	32	41
Post-employment benefits	7	6	10
Other long-term benefits	2	6	2
Termination benefits	0	34	32
Share-based payment	8	21	2
Total	47	99	87

Loans (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Loans

in € m.	2020	2019
Loans outstanding, beginning of year	228	228
Net movement in loans during the period	(19)	(3)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	5	4
Loans outstanding, end of year[1]	214	228
Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	42	7

[1]Loans past due were € 0 million as of December 31, 2020 and € 0 million as of December 31, 2019. For the total loans the Group held collateral of € 5 million and € 5 million as of December 31, 2020 and December 31, 2019, respectively.

Deposits (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Deposits

in € m.	2020	2019
Deposits outstanding, beginning of year	58	68
Net movement in deposits during the period	(8)	(11)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	(0)	1
Deposits outstanding, end of year	49	58

Summary of Transactions with Related Party Pension Plans [text block table]

Transactions with related party pension plans

in € m.	2020	2019¹
Equity shares issued by the Group held in plan assets	1	1
Other assets	24	10
Fees paid from plan assets to asset managers of the Group	24	24
Market value of derivatives with a counterparty of the Group	306	(184)
Notional amount of derivatives with a counterparty of the Group	14,623	9,083

[1] Prior year figures have been restated due to the consideration of defined contribution plans.